Current Liabilities - Trade and Other Payables	12 Months Ended
Jun. 30, 2026
Statements [Line Items]
Current Liabilities - Trade and Other Payables
NOTE 17. CURRENT LIABILITIES – TRADE AND OTHER PAYABLES

Trade and other payables	June 30, 2026 A$	June 30, 2025 A$
Trade payables	5,886,921	5,533,659
Accruals	7,214,082	4,653,950
Other payables	310,438	446,949

	13,411,441	10,634,558